Fair value measurements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap					$ (527)	$ (735)
Change in fair value included in comprehensive income					208	(405)
EWC Ventures and its Subsidiaries [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap					0	0
EWC Ventures and its Subsidiaries [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap					(527)	(735)
EWC Ventures and its Subsidiaries [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap					0	$ 0
European Wax Center, Inc. and Subsidiaries
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	$ (416)		$ (416)		(527)
Change in fair value included in comprehensive income	(128)	$ 30	111	$ 107
European Wax Center, Inc. and Subsidiaries | Fair Value, Inputs, Level 1 [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	0		0		0
European Wax Center, Inc. and Subsidiaries | Fair Value, Inputs, Level 2 [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	(416)		(416)		(527)
European Wax Center, Inc. and Subsidiaries | Fair Value, Inputs, Level 3 [Member]
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	$ 0		$ 0		$ 0